Business Combination - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2013 Core Deposits	Apr. 30, 2013 Alabama Corporation
Business Acquisition [Line Items]
Goodwill, acquired during period		$ 1,258,316
Finite-lived intangible assets acquired			700,000
Acquired finite-lived intangible assets, weighted average useful life		10 years
Business acquisition purchase price allocation loans receivable	124,200,000	124,200,000
Business combination fair value adjustments loans		500,000
Business combination, acquisition related costs	$ 30,000	$ 1,439,000
Business Acquisition Number Of Branches				5